COLUMBIA INTERNATIONAL STOCK FUND
                                  (the "Fund")
                Supplement to the Prospectuses dated October 10, 2005

     The section entitled "MANAGING THE FUND: PORTFOLIO MANAGERS" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

FRED COPPER, a portfolio manager of Columbia Management Advisors, LLC ("Columbia Advisors"), is the lead manager for the Fund and has co-managed the Fund since October, 2005. Mr. Copper, has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to October, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005 and an assistant vice president with Wellington Management Company, LLP from July, 1998 to February, 2001.

PENELOPE L. BURGESS, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since July, 2004. Ms. Burgess has been associated with Columbia Advisors or its predecessors since November, 1993.

DEBORAH F. SNEE, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since July, 2004. Ms. Snee has been associated with Columbia Advisors or its predecessors since March, 1999.


SUP-47/90885-1005                                              October 11, 2005

                        COLUMBIA INTERNATIONAL STOCK FUND
                                  (the "Fund")
  Supplement to the Statement of Additional Information dated October 10, 2005


1.   The following  language is added to the table  following the heading "Other
     Accounts  Managed  by  Portfolio   Managers"  in  the  section   "PORTFOLIO
     MANAGERS":

------------------------------- ----------------------------- ------------------------------- -------------------------------
                                    Other SEC-registered
                                open-end and closed-end funds  Other pooled investment
 Portfolio Manager                                                     vehicles                     Other accounts
------------------------------- ----------------------------- ------------------------------- -------------------------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
                                  Number of       Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
Penelope L. Burgess*                5           $700 million        2           $465 million       6            $360 million
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
Fred Copper**                       0             N/A               0           N/A                3            $100,000
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
Deborah F. Snee*                    5           $648 million        1           $100 million       8            $40 million
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------



2. The following language is added to the table following the heading "Ownership of Securities" in the section "PORTFOLIO MANAGERS":

------------------------------------------------------- -----------------------------------------------------
                                                        Dollar Range of Equity Securities in the Fund
 Portfolio Manager                                                        Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Penelope L. Burgess*                                                          $10,001 -$50,000
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Fred Copper**                                                                 $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Deborah F. Snee*                                                               $1 - $10,000
------------------------------------------------------- -----------------------------------------------------

3. The following language is added to the table following the heading "Compensation" in the section "PORTFOLIO MANAGERS":

------------------------- ----------------------------------------------------- ------------------------------------------
   Portfolio Manager                  Performance Benchmark                                Peer Group
------------------------- ----------------------------------------------------- ------------------------------------------
------------------------- ----------------------------------------------------- ------------------------------------------
Penelope L. Burgess              MSCI EAFE Net***                                    Morningstar Foreign Stock Category
------------------------- ----------------------------------------------------- ------------------------------------------
------------------------- ----------------------------------------------------- ------------------------------------------
Fred Copper                      MSCI EAFE Net***                                    Morningstar Foreign Stock Category
------------------------- ----------------------------------------------------- ------------------------------------------
------------------------- ----------------------------------------------------- ------------------------------------------
Deborah F. Snee                  MSCI EAFE Net***                                    Morningstar Foreign Stock Category
------------------------- ----------------------------------------------------- ------------------------------------------

* Information provided as of the Fund's fiscal year end, August 31, 2005. **Information provided as of September 30, 2005.
*** Morgan Stanley Capital International Europe Australasia and Far East Net Index.



SUP-39/91112-1005                                              October 11, 2005